Intangible Assets and Goodwill (Finite Lived) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 104,975	$ 101,030
Less accumulated amortization	38,960	29,595
Net other intangible assets	66,015	71,435	16,560
Software License Fee [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	52,683	41,804
Rights to Use [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	48,283	55,407
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	3,226	3,036
Right Of Way [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 783	$ 783